Significant Accounting Policies (Details) - Schedule of redeemable ordinary shares and non-redeemable ordinary shares - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2022
Denominator
Weighted average shares outstanding, diluted				11,065,753
CIK 0001853314 Gesher I Acquisition Corp
Denominator
Weighted average shares outstanding, basic	11,500,000	9,777,174		11,065,753
Weighted average shares outstanding, diluted	11,500,000	9,777,174
Basic net loss per share	$ 0.03	$ (0.01)	$ (0.01)	$ (0.21)
Diluted net loss per share	$ 0.03	$ (0.01)	$ (0.01)	$ (0.21)
Redeemable | CIK 0001853314 Gesher I Acquisition Corp
Numerator
Allocation of net loss	$ 383,977	$ (129,776)		$ (2,347,521)
Denominator
Weighted average shares outstanding, basic	11,500,000	9,777,174		11,065,753
Weighted average shares outstanding, diluted	11,500,000	9,777,174	0	11,065,753
Basic net loss per share	$ 0.03	$ (0.01)		$ (0.21)
Diluted net loss per share	$ 0.03	$ (0.01)	$ 0	$ (0.21)
Non-redeemable | CIK 0001853314 Gesher I Acquisition Corp
Numerator
Allocation of net loss	$ 102,672	$ (39,788)	$ (14,946)	$ (648,198)
Denominator
Weighted average shares outstanding, basic	3,075,000	2,997,554	2,700,000	3,055,479
Weighted average shares outstanding, diluted	3,075,000	2,997,554	2,700,000	3,055,479
Basic net loss per share	$ 0.03	$ (0.01)	$ (0.01)	$ (0.21)
Diluted net loss per share	$ 0.03	$ (0.01)	$ (0.01)	$ (0.21)